FORM D

1336691

SEC MAIL RECEIVED PROCESSING
AUG 17 2005
SECTION 185
WASH., D.C.

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

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FORM D

NOTICE OF SALE OF SECURITIES PURSUANT TO REGULATION D, SECTION 4(6), AND/OR UNIFORM LIMITED OFFERING EXEMPTION

SEC USE ONLY	
Prefix	Serial
DATE RECEIVED	

Name of Offering (□ check if this is an amendment and name has changed, and indicate change.)
7,356,471 Shares of Series D1 Preferred Stock

Filing Under (Check box(es) that apply:) □ Rule 504 □ Rule 505 ■ Rule 506 □ Section 4(6) ■ ULOE

Type of Filing: ■ New Filing □ Amendment

A. BASIC IDENTIFICATION DATA

1. Enter the information requested about the issuer

Name of Issuer (□ check if this is an amendment and name has changed, and indicate change.)
Motricity, Inc.

Address of Executive Offices (Number and Street, City, State, Zip Code): 2800 Meridian Parkway, Suite 150, Durham, NC 27713
Telephone Number (Including Area Code): (919) 287-7400

Address of Principal Business Operations (Number and Street, City, State, Zip Code) (if different from Executive Offices)
Telephone Number (Including Area Code)

Brief Description of Business
Provision of content and applications to mobile devices

05063942

Type of Business Organization
■ corporation □ limited partnership, already formed □ other (please specify):
□ business trust □ limited partnership, to be formed

	Month	Year
Actual or Estimated Date of Incorporation or Organization:	0 3	0 4

■ Actual □ Estimated

PROCESSED
AUG 22 2005
THOMSON FINANCIAL

Jurisdiction of Incorporation or Organization: (Enter two-letter U.S. Postal Service abbreviation for State: CN for Canada, FN for other foreign jurisdiction) DE

GENERAL INSTRUCTIONS

Federal:

Who Must File: All issuers making an offering of securities in reliance on an exemption under Regulation D or Section 4(6), 17 CFR 230.501 et seq. or 15 U.S.C. 77d(6).

When to File: A notice must be filed no later than 15 days after the first sale of securities in the offering. A notice is deemed filed with the U.S. Securities and Exchange Commission (SEC) on the earlier date of the date it is received by the SEC at the address given below or, if received at that address after the date on which it is due, on the date it was mailed by United States registered or certified mail to that address.

Where to File: U.S. Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, D.C. 20549.

Copies Required: Five (5) copies of this notice must be filed with the SEC, one of which must be manually signed. Any copies not manually signed must be photocopied of the manually signed copy or bear typed or printed signatures.

Information Required: A new filing must contain all information requested. Amendments need only report the name of the issuer and offering, any changes thereto, the information requested in Part C, and any material changes from the information previously supplied in Parts A and B. Part E and the Appendix need not be filed with the SEC.

Filing Fee: There is no federal filing fee.

State:

This notice shall be used to indicate reliance on the Uniform Limited Offering Exemption (ULOE) for sales of securities in those states that have adopted ULOE and that have adopted this form. Issuers relying on ULOE must file a separate notice with the Securities Administrator in each state where sales are to be, or have been made. If a state requires the payment of a fee as a precondition to the claim for the exemption, a fee in the proper amount shall accompany this form. This notice shall be filed in the appropriate states in accordance with state law. The Appendix to the notice constitutes a part of this notice and must be completed.

ATTENTION

Failure to file notice in the appropriate states will not result in a loss of the federal exemption. Conversely, failure to file the appropriate federal notice will not result in a loss of any available state exemption unless such exemption is predicted on the filing of a federal notice.

Potential persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB *control number.*

SEC 1972(6-02)

A. BASIC IDENTIFICATION DATA

2. Enter the information requested for the following:

- Each promoter of the issuer, if the issuer has been organized within the past five years;
- Each beneficial owner having the power to vote or dispose, or direct the vote or disposition of, 10% or more of a class of equity securities of the issuer;
- Each executive officer and director of corporate issuers and of corporate general and managing partners of partnership issuers; and
- Each general and managing partner of partnership issuers.

Check Box(es) that Apply: □ Promoter ■ Beneficial Owner □ Executive Officer ■ Director □ General and/or Managing Partner

Full Name (Last name first, if individual)

Griffith, William J. G., IV

Business or Residence Address (Number and Street, City, State, Zip Code)

2800 Meridian Parkway, Suite 150, Durham, NC 27713

Check Box(es) that Apply: □ Promoter □ Beneficial Owner □ Executive Officer ■ Director □ General and/or Managing Partner

Full Name (Last name first, if individual)

White, Rick

Business or Residence Address (Number and Street, City, State, Zip Code)

2800 Meridian Parkway, Suite 150, Durham, NC 27713

Check Box(es) that Apply: □ Promoter ■ Beneficial Owner □ Executive Officer □ Director □ General and/or Managing Partner

Full Name (Last name first, if individual)

New Enterprise Associates 10, Limited Partnership

Business or Residence Address (Number and Street, City, State, Zip Code)

119 St. Paul Street, Baltimore, MD 21202

Check Box(es) that Apply: □ Promoter ■ Beneficial Owner □ Executive Officer □ Director □ General and/or Managing Partner

Full Name (Last name first, if individual)

Intel Capital Corporation

Business or Residence Address (Number and Street, City, State, Zip Code)

2200 Mission College Boulevard, Santa Clara, CA 95052-8119

Check Box(es) that Apply: □ Promoter ■ Beneficial Owner □ Executive Officer □ Director □ General and/or Managing Partner

Full Name (Last name first, if individual)

Wakefield Group III LLC

Business or Residence Address (Number and Street, City, State, Zip Code)

2530 Meridian Parkway, 3rd Floor, Durham, NC 27713

Check Box(es) that Apply: □ Promoter ■ Beneficial Owner □ Executive Officer □ Director □ General and/or Managing Partner

Full Name (Last name first, if individual)

Noro-Moseley Partners IV L.P.

Business or Residence Address (Number and Street, City, State, Zip Code)

4200 Northside Parkway Square, N.W., Atlanta, GA 30327

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

A. BASIC IDENTIFICATION DATA

2. Enter the information requested for the following:

- Each promoter of the issuer, if the issuer has been organized within the past five years;
- Each beneficial owner having the power to vote or dispose, or direct the vote or disposition of, 10% or more of a class of equity securities of the issuer;
- Each executive officer and director of corporate issuers and of corporate general and managing partners of partnership issuers; and
- Each general and managing partner of partnership issuers.

Check Box(es) that Apply: ☐ Promoter ■ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Tri-State Investment Group III, LLC

Business or Residence Address (Number and Street, City, State, Zip Code)

405 Tramore Drive, Chapel Hill, NC 27516

Check Box(es) that Apply: ☐ Promoter ■ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Solidus Company

Business or Residence Address (Number and Street, City, State, Zip Code)

3401 West End Avenue, Suite 685, Nashville, TN 37203

Check Box(es) that Apply: ☐ Promoter ■ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

TCV V, L.P.

Business or Residence Address (Number and Street, City, State, Zip Code)

528 Ramona Street, Palo Alto, CA 94301

Check Box(es) that Apply: ☐ Promoter ■ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Massey Burch Venture Fund II, L.P.

Business or Residence Address (Number and Street, City, State, Zip Code)

One Burton Hills Boulevard, Suite 350, Nashville, TN 37215

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ■ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Gooden, Nathan

Business or Residence Address (Number and Street, City, State, Zip Code)

2800 Meridian Parkway, Suite 150, Durham, NC 27713

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ■ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Petzold, Matthew

Business or Residence Address (Number and Street, City, State, Zip Code)

2800 Meridian Parkway, Suite 150, Durham, NC 27713

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

A. BASIC IDENTIFICATION DATA

2. Enter the information requested for the following:

- Each promoter of the issuer, if the issuer has been organized within the past five years;
- Each beneficial owner having the power to vote or dispose, or direct the vote or disposition of, 10% or more of a class of equity securities of the issuer;
- Each executive officer and director of corporate issuers and of corporate general and managing partners of partnership issuers; and
- Each general and managing partner of partnership issuers.

Check Box(es) that Apply: □ Promoter □ Beneficial Owner ■ Executive Officer □ Director □ General and/or Managing Partner

Full Name (Last name first, if individual)

Chuang, Chris

Business or Residence Address (Number and Street, City, State, Zip Code)

2800 Meridian Parkway, Suite 150, Durham, NC 27713

Check Box(es) that Apply: □ Promoter □ Beneficial Owner ■ Executive Officer □ Director □ General and/or Managing Partner

Full Name (Last name first, if individual)

Gibbs, Vickie

Business or Residence Address (Number and Street, City, State, Zip Code)

2800 Meridian Parkway, Suite 150, Durham, NC 27713

Check Box(es) that Apply: □ Promoter ■ Beneficial Owner □ Executive Officer □ Director □ General and/or Managing Partner

Full Name (Last name first, if individual)

HS Partners Holdings, LP

Business or Residence Address (Number and Street, City, State, Zip Code)

2101 East Coast Highway, Third Floor, Corona del Mar, CA 92625

Check Box(es) that Apply: □ Promoter ■ Beneficial Owner □ Executive Officer □ Director □ General and/or Managing Partner

Full Name (Last name first, if individual)

Advanced Equities XXV, LLC

Business or Residence Address (Number and Street, City, State, Zip Code)

311 S. Wacker Drive, Suite 1650, Chicago, IL 60606

Check Box(es) that Apply: □ Promoter ■ Beneficial Owner □ Executive Officer □ Director □ General and/or Managing Partner

Full Name (Last name first, if individual)

Enterprise Partners V, L.P.

Business or Residence Address (Number and Street, City, State, Zip Code)

2223 Avenida de la Playa, Suite 300, La Jolla, CA 92037

Check Box(es) that Apply: □ Promoter ■ Beneficial Owner □ Executive Officer □ Director □ General and/or Managing Partner

Full Name (Last name first, if individual)

QUALCOMM Incorporated

Business or Residence Address (Number and Street, City, State, Zip Code)

5775 Morehouse Drive, L-707H, San Diego, CA 29121

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

A. BASIC IDENTIFICATION DATA

2. Enter the information requested for the following:

- Each promoter of the issuer, if the issuer has been organized within the past five years;
- Each beneficial owner having the power to vote or dispose, or direct the vote or disposition of, 10% or more of a class of equity securities of the issuer;
- Each executive officer and director of corporate issuers and of corporate general and managing partners of partnership issuers; and
- Each general and managing partner of partnership issuers.

Check Box(es) that Apply: ☐ Promoter ■ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Sienna Limited Partnership III, L.P.

Business or Residence Address (Number and Street, City, State, Zip Code)

2330 Marinship Way, Suite 130, Sausalito, CA 94965

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

1. Enter the aggregate offering price of securities included in this offering and the total amount already sold. Enter "0" if answer is "none" or "zero." If the transaction is an exchange offering, check this box ☑ and indicate in the columns below the amounts of the securities offered for exchange and already exchanged.

Type of Security	Aggregate Offering Price	Amount Already Sold
Debt	$ 0	$ 0
Equity	$17,434,836.27	$17,434,836.27
☐ Common ■ Preferred		
Convertible Securities (including warrants)	$ 0	$ 0
Partnership Interests	$ 0	$ 0
Other (Specify ______)	$ 0	$ 0
Total	$17,434,836.27	$17,434,836.27

Answer also in Appendix, Column 3, if filing under ULOE.

2. Enter the number of accredited and non-accredited investors who have purchased securities in this offering and the aggregate dollar amounts of their purchases. For offerings under Rule 504, indicate the number of persons who have purchased securities and the aggregate dollar amount of their purchases on the total lines. Enter "0" if answer is "none" or "zero."

	Number Investors	Aggregate Dollar Amount of Purchases
Accredited Investors	26	$17,215,793.76
Non-accredited Investors	27	$ 219,042.51
Total (for filings under Rule 504 only)	N/A	$ N/A

Answer also in Appendix, Column 4, if filing under ULOE.

3. If this filing is for an offering under Rule 504 or 505, enter the information requested for all securities sold by the issuer, to date, in offerings of the types indicated, in the twelve (12) months prior to the first sale of securities in this offering. Classify securities by type listed in Part C - Question 1.

Type of offering	Type of Security	Dollar Amount Sold
Rule 505	N/A	$ N/A
Regulation A	N/A	$ N/A
Rule 504	N/A	$ N/A
Total	N/A	$ N/A

4. a. Furnish a statement of all expenses in connection with the issuance and distribution of the securities in this offering. Exclude amounts relating solely to organization expenses of the issuer. The information may be given as subject to future contingencies. If the amount of an expenditure is not known, furnish an estimate and check the box to the left of the estimate.

Transfer Agent's Fees	☐	$
Printing and Engraving Costs	☐	$
Legal Fees	■	$ 225,000
Accounting Fees	☐	$
Engineering Fees	☐	$
Sales Commissions (specify finders' fees separately)	☐	$
Other Expenses (identify) (escrow fees)	☐	$
Total		$ 225,000